Income (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented (in shares)	29,570,132	28,754,280	1,707,037
Maximum number of shares to be issued (in shares)	6,760,392	6,510,658	1,707,037